Schedule of lease liability (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Right-of-use Asset And Lease Liability
Balance, beginning of year	$ 977,107	$ 1,107,961
Derecognition of lease	(85,151)
Interest Expense	51,431	62,604
Lease payments	(206,185)	(196,703)
Translation Adjustment	(37,242)	3,245
Balance, end of year	699,959	977,107
Current	138,859	161,508
Non-Current	561,100	815,599
Lease liability	$ 699,959	$ 977,107